Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2024 USD ($)
Investment income:
Dividends and interest	$ 72,850,503
Net appreciation of investments	289,576,702
Contributions:
Company	53,512,860
Participants	99,888,572
Distributions to participants	(283,810,213)
Administrative expenses	(113,140)
Net increase	231,905,284
Net assets available for benefits at beginning of year	2,662,775,043
Net assets available for benefits at end of year	$ 2,894,680,327